PAYDENFUNDS

                  SUPPLEMENT TO PROSPECTUS DATED MARCH 1, 2001
                       (AS SUPPLEMENTED ON MARCH 8, 2001)

        ON PAGE 35 OF THE PROSPECTUS DATED MARCH 1, 2001 (AS SUPPLEMENTED ON MARCH 8, 2001), THE FIRST TWO SENTENCES UNDER THE HEADING "CHECKWRITING" ARE HEREBY DELETED AND THE FOLLOWING SENTENCES ARE SUBSTITUTED IN THEIR PLACE:

        "CHECKWRITING IS AVAILABLE FOR INVESTORS IN THE LIMITED MATURITY, SHORT BOND, GNMA, BUNKER HILL MONEY MARKET AND SHORT DURATION TAX EXEMPT FUNDS. CHECKS MAY BE WRITTEN FOR ANY AMOUNT, EXCEPT THAT EACH CHECK YOU WRITE ON YOUR BUNKER HILL MONEY MARKET FUND ACCOUNT MUST BE AT LEAST $500."

           THE DATE OF THIS PROSPECTUS SUPPLEMENT IS JANUARY 17, 2002